Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option	Number of options (in ’000)
Outstanding as of January 1, 2020	74.99	25,344

Forfeited during the year	79.23	(3,884)

As of December 31, 2020	74.22	21,460

Forfeited during the year	91.64	(1,702)
Exercised during the year	41.43	(1,937)

As of December 31, 2021	76.12	17,821

Exercised during the period	20.28	(2,821)

As of December 31, 2022	86.62	15,000

Summary of Options at Different Exercise Price	The following table sets forth the outstanding share options as of December 31, 2022 by different exercise price:

Number of options (in ’000)
Exercise price per share option
8.00	535
50.00	3,738
98.06	7,905
118.00	2,822

15,000

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units (in ’000)
Outstanding as of January 1, 2021	140.87	1,958

Granted during the year	82.60	1,590
Exercised during the year	141.69	(283)
Forfeited and other change during the year	152.70	(223)
Outstanding as of December 31, 2021	109.47	3,042

Granted during the year	60.78	40
Exercised during the year	112.47	(402)
Forfeited and other change during the year	286.29	(325)

Outstanding as of December 31, 2022	83.73	2,355

Summary of Options Granted Priced Using Binomial Option Pricing Model	The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share units granted during the years ended December 31, 2021 and 2022.

PSUs granted in Year ended December 31,
	2021	2022
Risk-free rate	0.94%-1.70%	1.36%-3.37%
Expected volatility rate	55.40%-59.70%	55.40%-60.05%
Expected dividend yield	0.00%-3.00%	0.00%-3.01%